Distribution Date:	08/14/25	GS Mortgage Securities Trust 2020-GC47
Determination Date:	08/08/25
Next Distribution Date:	09/12/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2020-GC47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Balances	7		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36258RAY9	1.358600%	3,688,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36258RAZ6	2.124500%	190,000,000.00	189,999,999.96	0.00	336,379.17	0.00	0.00	336,379.17	189,999,999.96	30.17%	30.00%
A-5	36258RBA0	2.377200%	310,694,000.00	310,694,000.00	0.00	615,484.81	0.00	0.00	615,484.81	310,694,000.00	30.17%	30.00%
A-AB	36258RBB8	2.316100%	8,900,000.00	8,600,101.56	144,605.17	16,598.91	0.00	0.00	161,204.08	8,455,496.39	30.17%	30.00%
A-S	36258RBE2	2.731300%	60,494,000.00	60,494,000.00	0.00	137,689.39	0.00	0.00	137,689.39	60,494,000.00	21.87%	21.75%
B	36258RBF9	3.566777%	35,746,000.00	35,746,000.00	0.00	106,248.36	0.00	0.00	106,248.36	35,746,000.00	16.97%	16.88%
C	36258RBG7	3.566777%	32,997,000.00	32,997,000.00	0.00	98,077.46	0.00	0.00	98,077.46	32,997,000.00	12.45%	12.38%
D	36258RAA1	3.566777%	22,914,000.00	22,914,000.00	0.00	68,107.62	0.00	0.00	68,107.62	22,914,000.00	9.30%	9.25%
E	36258RAE3	2.566777%	17,415,000.00	17,415,000.00	0.00	37,250.36	0.00	0.00	37,250.36	17,415,000.00	6.91%	6.88%
F	36258RAJ2	2.566777%	13,749,000.00	13,749,000.00	0.00	29,408.85	0.00	0.00	29,408.85	13,749,000.00	5.03%	5.00%
G	36258RAN3	2.566777%	7,332,000.00	7,332,000.00	0.00	15,683.01	0.00	0.00	15,683.01	7,332,000.00	4.02%	4.00%
H*	36258RAS2	3.566777%	29,331,281.00	29,331,281.00	0.00	87,181.79	0.00	0.00	87,181.79	29,331,281.00	0.00%	0.00%
RR Certificates	36258RAX1	3.566777%	13,027,646.00	12,956,794.04	2,569.16	38,511.67	0.00	0.00	41,080.83	12,954,224.88	0.00%	0.00%
RR Interest	N/A	3.566777%	25,565,001.00	25,425,963.57	5,041.64	75,573.96	0.00	0.00	80,615.60	25,420,921.93	0.00%	0.00%
R	36258RAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			771,852,928.00	767,655,140.13	152,215.97	1,662,195.36	0.00	0.00	1,814,411.33	767,502,924.16

X-A	36258RBC6	1.237170%	573,776,000.00	569,788,101.53	0.00	587,437.19	0.00	0.00	587,437.19	569,643,496.36
X-E	36258RAG8	1.000000%	17,415,000.00	17,415,000.00	0.00	14,512.50	0.00	0.00	14,512.50	17,415,000.00
X-F	36258RAL7	1.000000%	13,749,000.00	13,749,000.00	0.00	11,457.50	0.00	0.00	11,457.50	13,749,000.00
X-G	36258RAQ6	1.000000%	7,332,000.00	7,332,000.00	0.00	6,110.00	0.00	0.00	6,110.00	7,332,000.00
Notional SubTotal			612,272,000.00	608,284,101.53	0.00	619,517.19	0.00	0.00	619,517.19	608,139,496.36

Deal Distribution Total					152,215.97	2,281,712.55	0.00	0.00	2,433,928.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36258RAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36258RAZ6	999.99999979	0.00000000	1.77041668	0.00000000	0.00000000	0.00000000	0.00000000	1.77041668	999.99999979
A-5	36258RBA0	1,000.00000000	0.00000000	1.98099999	0.00000000	0.00000000	0.00000000	0.00000000	1.98099999	1,000.00000000
A-AB	36258RBB8	966.30354607	16.24777191	1.86504607	0.00000000	0.00000000	0.00000000	0.00000000	18.11281798	950.05577416
A-S	36258RBE2	1,000.00000000	0.00000000	2.27608341	0.00000000	0.00000000	0.00000000	0.00000000	2.27608341	1,000.00000000
B	36258RBF9	1,000.00000000	0.00000000	2.97231466	0.00000000	0.00000000	0.00000000	0.00000000	2.97231466	1,000.00000000
C	36258RBG7	1,000.00000000	0.00000000	2.97231445	0.00000000	0.00000000	0.00000000	0.00000000	2.97231445	1,000.00000000
D	36258RAA1	1,000.00000000	0.00000000	2.97231474	0.00000000	0.00000000	0.00000000	0.00000000	2.97231474	1,000.00000000
E	36258RAE3	1,000.00000000	0.00000000	2.13898134	0.00000000	0.00000000	0.00000000	0.00000000	2.13898134	1,000.00000000
F	36258RAJ2	1,000.00000000	0.00000000	2.13898102	0.00000000	0.00000000	0.00000000	0.00000000	2.13898102	1,000.00000000
G	36258RAN3	1,000.00000000	0.00000000	2.13898118	0.00000000	0.00000000	0.00000000	0.00000000	2.13898118	1,000.00000000
H	36258RAS2	1,000.00000000	0.00000000	2.97231444	0.00000000	0.05481281	0.00000000	0.00000000	2.97231444	1,000.00000000
RR Certificates	36258RAX1	994.56141501	0.19720831	2.95614956	0.00000000	0.00218842	0.00000000	0.00000000	3.15335787	994.36420670
RR Interest	N/A	994.56141504	0.19720868	2.95614931	0.00000000	0.00219441	0.00000000	0.00000000	3.15335798	994.36420636
R	36258RAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36258RBC6	993.04972939	0.00000000	1.02380927	0.00000000	0.00000000	0.00000000	0.00000000	1.02380927	992.79770566
X-E	36258RAG8	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-F	36258RAL7	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-G	36258RAQ6	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/25 - 07/30/25	30	0.00	336,379.17	0.00	336,379.17	0.00	0.00	0.00	336,379.17	0.00
A-5	07/01/25 - 07/30/25	30	0.00	615,484.81	0.00	615,484.81	0.00	0.00	0.00	615,484.81	0.00
A-AB	07/01/25 - 07/30/25	30	0.00	16,598.91	0.00	16,598.91	0.00	0.00	0.00	16,598.91	0.00
X-A	07/01/25 - 07/30/25	30	0.00	587,437.19	0.00	587,437.19	0.00	0.00	0.00	587,437.19	0.00
A-S	07/01/25 - 07/30/25	30	0.00	137,689.39	0.00	137,689.39	0.00	0.00	0.00	137,689.39	0.00
B	07/01/25 - 07/30/25	30	0.00	106,248.36	0.00	106,248.36	0.00	0.00	0.00	106,248.36	0.00
C	07/01/25 - 07/30/25	30	0.00	98,077.46	0.00	98,077.46	0.00	0.00	0.00	98,077.46	0.00
D	07/01/25 - 07/30/25	30	0.00	68,107.62	0.00	68,107.62	0.00	0.00	0.00	68,107.62	0.00
E	07/01/25 - 07/30/25	30	0.00	37,250.36	0.00	37,250.36	0.00	0.00	0.00	37,250.36	0.00
X-E	07/01/25 - 07/30/25	30	0.00	14,512.50	0.00	14,512.50	0.00	0.00	0.00	14,512.50	0.00
F	07/01/25 - 07/30/25	30	0.00	29,408.85	0.00	29,408.85	0.00	0.00	0.00	29,408.85	0.00
X-F	07/01/25 - 07/30/25	30	0.00	11,457.50	0.00	11,457.50	0.00	0.00	0.00	11,457.50	0.00
G	07/01/25 - 07/30/25	30	0.00	15,683.01	0.00	15,683.01	0.00	0.00	0.00	15,683.01	0.00
X-G	07/01/25 - 07/30/25	30	0.00	6,110.00	0.00	6,110.00	0.00	0.00	0.00	6,110.00	0.00
H	07/01/25 - 07/30/25	30	1,602.97	87,181.79	0.00	87,181.79	0.00	0.00	0.00	87,181.79	1,607.73
RR
	07/01/25 - 07/30/25	30	28.43	38,511.67	0.00	38,511.67	0.00	0.00	0.00	38,511.67	28.51
Certificates
RR Interest	07/01/25 - 07/30/25	30	55.93	75,573.96	0.00	75,573.96	0.00	0.00	0.00	75,573.96	56.10
Totals			1,687.33	2,281,712.55	0.00	2,281,712.55	0.00	0.00	0.00	2,281,712.55	1,692.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	2,433,928.52
Non-VRR Available Funds	2,312,232.09
VRR Available Funds	121,696.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,294,637.22	Master Servicing Fee	4,622.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,095.61
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.52
ARD Interest	0.00	Operating Advisor Fee	1,374.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,294,637.22	Total Fees	12,924.66

Principal		Expenses/Reimbursements
Scheduled Principal	152,215.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	152,215.97	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,281,712.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	152,215.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,433,928.52
Total Funds Collected	2,446,853.19	Total Funds Distributed	2,446,853.18

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	767,655,140.49	767,655,140.49	Beginning Certificate Balance	767,655,140.13
(-) Scheduled Principal Collections	152,215.97	152,215.97	(-) Principal Distributions	152,215.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	767,502,924.52	767,502,924.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,655,140.49	767,655,140.49	Ending Certificate Balance	767,502,924.16
Ending Actual Collateral Balance	767,502,924.52	767,502,924.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.36)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.36)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP
$10,000,000 or less	12	80,901,157.18	10.54%	54	3.6517	2.197775	1.30 or less	1	27,700,000.00	3.61%	56	3.7400	0.971100
$10,000,001 to $20,000,000	11	183,717,837.17	23.94%	53	3.7633	2.257263	1.31 to 1.50	3	45,849,732.20	5.97%	55	4.4055	1.443388
$20,000,001 to $30,000,000	4	111,100,000.00	14.48%	54	3.5675	2.241740	1.51 to 2.00	9	95,984,641.89	12.51%	54	3.8348	1.642203
$30,000,001 to $40,000,000	2	71,662,500.00	9.34%	55	3.6587	2.743550	2.01 to 2.50	4	145,439,620.26	18.95%	55	3.5266	2.267389
$40,000,001 to $50,000,000	3	145,000,000.00	18.89%	54	2.8590	3.689579	2.51 to 3.00	11	214,562,500.00	27.96%	54	3.5528	2.776371
$50,000,001 to $60,000,000	3	171,155,000.00	22.30%	55	3.4342	2.911536	3.01 to 4.00	4	120,000,000.00	15.64%	53	3.0817	3.520617
$60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	3	114,000,000.00	14.85%	56	2.8860	4.147633
Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240	Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP
							Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP
Alabama	1	1,775,389.22	0.23%	53	3.9550	1.608900
							Industrial	11	64,594,164.74	8.42%	54	3.5699	2.395289
California	12	213,610,835.25	27.83%	55	3.2501	2.790163
							Mixed Use	5	222,700,000.00	29.02%	54	3.4525	2.604870
Colorado	2	6,600,000.00	0.86%	56	3.2200	4.140900
							Multi-Family	12	195,857,865.99	25.52%	54	3.8834	2.050157
Florida	2	11,900,000.00	1.55%	56	3.2200	4.140900
							Office	10	288,573,335.25	37.60%	54	3.1274	3.127793
Illinois	10	57,013,563.36	7.43%	55	3.5952	2.338965
							Retail	8	30,761,128.36	4.01%	53	4.0188	1.713351
Indiana	1	1,468,923.04	0.19%	53	3.9550	1.608900
							Self Storage	13	60,000,000.00	7.82%	56	3.2200	4.140900
Kentucky	1	3,048,808.06	0.40%	53	3.9550	1.608900
							Totals	60	767,502,924.52	100.00%	54	3.4711	2.708240
Michigan	2	11,306,119.07	1.47%	54	3.8823	1.966635

Minnesota	1	17,091,498.54	2.23%	55	4.4600	1.353600

Mississippi	1	3,614,184.82	0.47%	53	3.9550	1.608900

Nevada	1	12,400,000.00	1.62%	56	3.2200	4.140900

New York	9	396,800,000.00	51.70%	53	3.3683	2.853892

North Carolina	1	2,980,117.50	0.39%	53	3.9550	1.608900

Ohio	7	87,165,954.50	11.36%	55	3.9851	2.095274

Pennsylvania	1	7,580,601.38	0.99%	51	3.3790	2.818900

Texas	7	28,130,499.60	3.67%	55	3.5550	2.853558

Totals	60	767,502,924.52	100.00%	54	3.4711	2.708240

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP
	3.000% or less	4	125,000,000.00	16.29%	54	2.7668	3.739640	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	13	319,962,500.00	41.69%	54	3.3559	2.906752	13 months or greater	35	763,536,494.35	99.48%	54	3.4677	2.713010
	3.501% to 3.750%	8	176,597,387.24	23.01%	54	3.6260	2.261457	Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240
	3.751% to 4.000%	5	71,795,096.16	9.35%	54	3.8588	2.364819
	4.001% to 4.250%	2	20,172,151.27	2.63%	55	4.1813	1.558930
	4.251% or greater	3	50,009,359.68	6.52%	55	4.5261	1.467299
	Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP
	117 months or less	35	763,536,494.35	99.48%	54	3.4677	2.713010	Interest Only	26	663,817,500.00	86.49%	54	3.3529	2.878093
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	9	99,718,994.35	12.99%	55	4.2318	1.614070
	Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,966,430.17	0.52%	54	4.1400	NAP			No outstanding loans in this group
Underwriter's Information		7	88,950,000.00	11.59%	53	3.3365	3.087965
	12 months or less	27	669,964,995.54	87.29%	55	3.4821	2.669198
	13 months to 24 months	1	4,621,498.81	0.60%	55	3.9000	1.847500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	767,502,924.52	100.00%	54	3.4711	2.708240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323501001	OF	New York	NY	Actual/360	2.990%	115,862.50	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	08/06/25
1A	323501101	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/25
2	301271819	OF	Sunnyvale	CA	Actual/360	3.490%	180,316.67	0.00	0.00	N/A	02/06/30	--	60,000,000.00	60,000,000.00	08/06/25
2A	301271823	OF	Sunnyvale	CA	Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/25
3	323501003	MU	New York	NY	Actual/360	3.160%	136,055.56	0.00	0.00	N/A	03/06/30	--	50,000,000.00	50,000,000.00	08/06/25
3A	323501103	MU	New York	NY	Actual/360	3.160%	34,013.89	0.00	0.00	N/A	03/06/30	--	12,500,000.00	12,500,000.00	08/06/25
4	323501004	SS	Various	Various	Actual/360	3.220%	166,366.67	0.00	0.00	N/A	04/06/30	--	60,000,000.00	60,000,000.00	08/06/25
5	323501005	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	07/08/25
5A	323501105	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	07/08/25
5B	323501115	MU	New York	NY	Actual/360	3.486%	19,361.82	0.00	0.00	N/A	12/08/29	--	6,450,000.00	6,450,000.00	07/08/25
5C	323511115	MU	New York	NY	Actual/360	3.486%	15,009.17	0.00	0.00	N/A	12/08/29	--	5,000,000.00	5,000,000.00	07/08/25
6	323501006	IN	Various	IL	Actual/360	3.620%	159,461.50	0.00	0.00	N/A	03/06/30	--	51,155,000.00	51,155,000.00	08/06/25
7	323501007	OF	Los Angeles	CA	Actual/360	2.440%	105,055.56	0.00	0.00	N/A	04/01/30	--	50,000,000.00	50,000,000.00	08/01/25
8	323501008	MF	New York	NY	Actual/360	3.520%	90,933.33	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/25
8A	323501108	MF	New York	NY	Actual/360	3.520%	60,622.22	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/25
9	323501009	MU	Brooklyn	NY	Actual/360	3.800%	127,616.67	0.00	0.00	N/A	03/06/30	--	39,000,000.00	39,000,000.00	08/06/25
10	323501010	OF	Cincinnati	OH	Actual/360	3.490%	98,159.89	0.00	0.00	N/A	03/06/30	--	32,662,500.00	32,662,500.00	08/06/25
11	323501011	MF	Santa Monica	CA	Actual/360	3.740%	89,209.39	0.00	0.00	N/A	04/06/30	--	27,700,000.00	27,700,000.00	08/06/25
12	323501012	OF	White Plains	NY	Actual/360	3.350%	79,618.33	0.00	0.00	N/A	03/06/30	--	27,600,000.00	27,600,000.00	08/06/25
13	323501013	MU	Roseville	CA	Actual/360	3.670%	81,535.17	0.00	0.00	N/A	03/06/30	--	25,800,000.00	25,800,000.00	08/06/25
14	323501014	MF	Washington Township OH		Actual/360	4.485%	69,054.91	21,988.09	0.00	N/A	02/06/30	--	17,880,221.75	17,858,233.66	08/06/25
15	323501015	MF	Lakeville	MN	Actual/360	4.460%	65,721.58	21,019.98	0.00	N/A	03/06/30	--	17,112,518.52	17,091,498.54	08/06/25
16	323501016	Various Various		Various	Actual/360	3.379%	48,737.38	0.00	0.00	N/A	11/06/29	--	16,750,000.00	16,750,000.00	08/06/25
17	323501017	MF	Hudson	OH	Actual/360	4.650%	60,400.08	24,679.99	0.00	N/A	05/06/30	--	15,084,307.47	15,059,627.48	08/06/25
18	323501018	RT	Various	Various	Actual/360	3.955%	46,252.99	22,596.58	0.00	N/A	01/06/30	--	13,581,074.07	13,558,477.49	08/06/25
19	323501019	MF	Brooklyn	NY	Actual/360	4.190%	39,327.81	0.00	0.00	N/A	04/06/30	--	10,900,000.00	10,900,000.00	08/06/25
20	301271813	OF	San Francisco	CA	Actual/360	2.950%	25,398.47	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	08/06/25
21	323501021	RT	Hilliard	OH	Actual/360	4.171%	33,352.72	13,917.91	0.00	N/A	01/06/30	--	9,286,069.18	9,272,151.27	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	323501022	RT	Lubbock	TX	Actual/360	3.950%	27,011.96	10,951.02	0.00	N/A	02/06/30	--	7,941,450.62	7,930,499.60	08/06/25
23	323501023	MF	Batavia	OH	Actual/360	3.680%	24,257.41	12,474.79	0.00	N/A	03/06/30	--	7,654,862.03	7,642,387.24	08/06/25
24	323501024	MF	Dallas	TX	Actual/360	3.680%	25,034.22	0.00	0.00	N/A	04/06/30	--	7,900,000.00	7,900,000.00	07/06/25
25	323501025	MF	Shelby Township	MI	Actual/360	3.870%	22,311.77	10,584.81	0.00	N/A	02/06/30	--	6,695,205.07	6,684,620.26	08/06/25
26	323501026	MF	Brooklyn	NY	Actual/360	3.700%	20,391.11	0.00	0.00	N/A	03/06/30	--	6,400,000.00	6,400,000.00	08/06/25
27	323501027	MF	Davison	MI	Actual/360	3.900%	15,549.89	8,741.02	0.00	N/A	03/06/30	--	4,630,239.83	4,621,498.81	08/06/25
28	323501028	MF	Cincinnati	OH	Actual/360	3.450%	11,883.33	0.00	0.00	N/A	03/06/30	--	4,000,000.00	4,000,000.00	08/06/25
29	323501029	IN	Bremerton	WA	Actual/360	4.140%	14,159.08	5,261.78	0.00	N/A	02/06/30	--	3,971,691.95	3,966,430.17	08/06/25
Totals							2,294,637.22	152,215.97	0.00				767,655,140.49	767,502,924.52
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	115,679,668.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	57,991,711.68	15,198,571.17	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	46,467,367.55	13,952,850.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,271,006.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	39,431,641.00	36,149,256.00	04/01/24	03/31/25	--	0.00	0.00	59,972.08	59,972.08	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	59,972.08	59,972.08	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	19,341.00	19,341.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	14,993.03	14,993.03	0.00	0.00
6	4,801,561.93	2,289,043.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	61,967,644.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	27,752,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,280,870.70	1,069,686.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,504,863.39	1,756,204.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,035,387.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,656,317.75	661,908.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,472,032.80	1,349,922.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,413,436.00	766,258.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,257,618.00	623,843.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	11,068,377.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,662,717.00	807,420.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,611,108.00	4,494,021.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	716,967.76	348,728.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	44,418,238.53	8,286,863.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	972,898.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	862,164.00	431,289.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	778,040.01	369,395.35	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	523,060.92	0.00	--	--	--	0.00	0.00	24,677.07	24,677.07	0.00	0.00
25	862,814.73	206,849.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	472,258.52	153,376.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	523,158.00	287,271.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	635,172.62	161,641.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	448,090,499.03	89,364,400.14				0.00	0.00	178,955.26	178,955.26	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471126%	3.451575%	54
07/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471272%	3.451720%	55
06/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471430%	3.451877%	56
05/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471575%	3.452021%	57
04/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471732%	3.452177%	58
03/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.471875%	3.452319%	59
02/14/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472021%	3.452464%	60
01/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472098%	3.452539%	61
12/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472174%	3.452614%	62
11/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472256%	3.452695%	63
10/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472331%	3.452770%	64
09/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.472413%	3.452850%	65
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5	323501005	07/08/25	0	A	59,972.08	59,972.08	0.00		20,000,000.00
5A	323501105	07/08/25	0	A	59,972.08	59,972.08	0.00		20,000,000.00
5B	323501115	07/08/25	0	A	19,341.00	19,341.00	0.00		6,450,000.00
5C	323511115	07/08/25	0	A	14,993.03	14,993.03	0.00		5,000,000.00
24	323501024	07/06/25	0	B	24,677.07	24,677.07	0.00		7,900,000.00
Totals					178,955.26	178,955.26	0.00		59,350,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		767,502,925	767,502,925	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	767,502,925	767,502,925	0	0	0	0
Jul-25	767,655,140	767,655,140	0	0	0	0
Jun-25	767,818,977	767,818,977	0	0	0	0
May-25	767,970,052	767,970,052	0	0	0	0
Apr-25	768,132,788	768,132,788	0	0	0	0
Mar-25	768,282,729	768,282,729	0	0	0	0
Feb-25	768,441,884	768,441,884	0	0	0	0
Jan-25	768,532,808	768,532,808	0	0	0	0
Dec-24	768,623,411	768,623,411	0	0	0	0
Nov-24	768,720,278	768,720,278	0	0	0	0
Oct-24	768,810,218	768,810,218	0	0	0	0
Sep-24	768,906,446	768,906,446	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Trust 2020-GC47 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party’s compliance with the Retention Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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